Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 90,786	$ 4,117
Securities held-to-maturity, Gross Unrealized Gains	3,405	1,218
Securities held-to-maturity, Gross Unrealized Losses	0	0
Securities held-to-maturity, Estimated Fair Value	94,191	5,335
US Government Agencies Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	86,742	0
Securities held-to-maturity, Gross Unrealized Gains	2,733	0
Securities held-to-maturity, Gross Unrealized Losses	0	0
Securities held-to-maturity, Estimated Fair Value	89,475	0
Trust preferred securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	4,044	4,117
Securities held-to-maturity, Gross Unrealized Gains	672	1,218
Securities held-to-maturity, Gross Unrealized Losses	0	0
Securities held-to-maturity, Estimated Fair Value	4,716	5,335
Non-marketable Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	9,857	13,343
Securities held-to-maturity, Estimated Fair Value	9,857	13,343
Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	9,857	13,343
Securities held-to-maturity, Estimated Fair Value	$ 9,857	$ 13,343